Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
Entity Central Index Key	0000856671
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000193017 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	JCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class R6/JCSRX)	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class R6/JCSRX) returned 0.07% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class R6/JCSRX)	0.07%	1.22%	2.22%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 519,286,048
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 1,829,462
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001742 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class A
Trading Symbol	TACAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class A/TACAX)	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class A/TACAX) declined 0.14% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class A/TACAX)	(4.13)%	0.21%	1.67%
California Municipal Bond Fund (Class A/TACAX)—excluding sales charge	(0.14)%	1.02%	2.08%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 519,286,048
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 1,829,462
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000001744 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class C
Trading Symbol	TCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class C/TCCAX)	$146	1.47%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class C/TCCAX) declined 0.89% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class C/TCCAX)	(1.85)%	0.27%	1.32%
California Municipal Bond Fund (Class C/TCCAX)—excluding sales charge	(0.89)%	0.27%	1.32%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 519,286,048
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 1,829,462
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000178768 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock California Municipal Bond Fund
Class Name	Class I
Trading Symbol	JCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock California Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund (Class I/JCAFX)	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
California Municipal Bond Fund (Class I/JCAFX) returned 0.01% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The underperformance of California municipal bonds relative to the broader municipal bond market was also a key factor.
TOP PERFORMANCE CONTRIBUTORS
Housing bonds | Bonds funding housing projects in California were the top-performing sector in the portfolio.
High-yield municipal bonds | A noteworthy position in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Special tax bonds | The fund benefited from holdings of special tax bonds funding land development projects.
TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in California municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Local general obligation (GO) bonds | Local GOs were the largest sector weighting on average during the period, and the fund’s holdings in this sector declined overall.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
California Municipal Bond Fund (Class I/JCAFX)	0.01%	1.19%	2.22%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg California Municipal Bond Index	1.71%	0.33%	2.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 519,286,048
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 1,829,462
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$519,286,048
Total number of portfolio holdings	439
Total advisory fees paid (net)	$1,829,462
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	23.0%
Revenue bonds	76.6%
Other revenue	16.3%
Health care	12.2%
Education	10.0%
Airport	8.5%
Facilities	7.2%
Water and sewer	6.5%
Housing	4.2%
Development	3.7%
Tobacco	3.6%
Utilities	2.6%
Transportation	1.8%
Closed-end funds	0.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.43% of the fund’s average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents